Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Lee Miles has replaced Anmol Mehra as the portfolio manager of Select Automotive Portfolio. All references to Anmol Mehra are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 70.

The following table provides information relating to other accounts managed by Mr. Miles as of June 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 14	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Automotive ($14 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2006
Lee Miles	Automotive	$1 - $10,000

Christopher S. Bartel has replaced Jill Jortner as the portfolio manager of Select Chemicals Portfolio. All references to Jill Jortner are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Mr. Bartel as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 743	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($99 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Christopher S. Bartel	Chemicals	none

SELB-06-04 August 3, 2006
1.475630.126

Heather Lawrence has replaced James Morrow as the portfolio manager of Select Computers Portfolio. All references to James Morrow are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 71.

The following table provides information relating to other accounts managed by Ms. Lawrence as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($509 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Heather Lawrence	Computers	none

John Dowd has joined Matthew Friedman as a co-portfolio manager of Select Natural Resources Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 72.

The following table provides information relating to other accounts managed by Mr. Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Resources Portfolio ($1,156 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 78.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2006
John Dowd	Natural Resources	none

Richard Manuel has replaced Valerie Friedholm as the portfolio manager of Select Home Finance Portfolio. All references to Valerie Friedholm are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 73.

The following table provides information relating to other accounts managed by Mr. Manuel as of June 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Home Finance ($284 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2006
Richard Manuel	Home Finance	none

Christopher S. Bartel (co-manager) and Lindsay Connor (co-manager) have replaced Jill Jortner as the portfolio manager of Select Transportation Portfolio. All references to Jill Jortner are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 76.

The following table provides information relating to other accounts managed by Mr. Bartel as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 743	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Transportation Portfolio ($115 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Christopher S. Bartel	Transportation	none

The following information supplements the similar information found in the "Management Contracts" section on page 76.

The following table provides information relating to other accounts managed by Ms. Connor as of April 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 115	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Transportation Portfolio ($115 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section beginning on page 77.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2006
Lindsay Connor	Transportation	$1 - $10,000